Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000162163
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 436,221,340
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$436,221,340
# of Portfolio Holdings	31
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	99.0%
Cash & Other Assets - Net	1.0%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Industrials	2.9%
Consumer Discretionary	8.4%
Financials	8.8%
Healthcare	13.1%
Communication Services	13.6%
Information Technology	53.2%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Advanced Micro Devices, Inc.	9.7%
NVIDIA Corp.	6.6%
Alphabet, Inc.	5.7%
Micron Technology, Inc.	5.0%
Meta Platforms, Inc.	4.8%
AppLovin Corp.	4.7%
Broadcom, Inc.	4.5%
Madrigal Pharmaceuticals, Inc.	4.3%
ARM Holdings PLC	4.1%
Crowdstrike Holdings, Inc.	3.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020637
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[2]
AssetsNet	$ 436,221,340
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$436,221,340
# of Portfolio Holdings	31
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	99.0%
Cash & Other Assets - Net	1.0%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Industrials	2.9%
Consumer Discretionary	8.4%
Financials	8.8%
Healthcare	13.1%
Communication Services	13.6%
Information Technology	53.2%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Advanced Micro Devices, Inc.	9.7%
NVIDIA Corp.	6.6%
Alphabet, Inc.	5.7%
Micron Technology, Inc.	5.0%
Meta Platforms, Inc.	4.8%
AppLovin Corp.	4.7%
Broadcom, Inc.	4.5%
Madrigal Pharmaceuticals, Inc.	4.3%
ARM Holdings PLC	4.1%
Crowdstrike Holdings, Inc.	3.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.